COMMON SHARES AND TREASURY SHARES (Tables)	12 Months Ended
Dec. 31, 2020
COMMON SHARES AND TREASURY SHARES
Schedule of purposes due to the corporate reorganization, the common shares

Common shares		2020	2019	2018
	Nominal value	Number of	Number of	Number of
	per share (USD)	shares	shares	shares
A-shares	0.01	74,855,929	74,748,248	74,218,846
B-shares	0.01	1	1	1
C-shares	0.01	1	1	1
Total		74,855,931	74,748,250	74,218,848

Schedule of treasury share transactions

Treasury shares	2020	2019	2018
Number of shares (‘000)
Balance as of 1 January	312.9	312.9	312.9
Additions	180.5	—	—
Cancellations	—	—	—
Disposals	—	—	—
Balance as of 31 December	493.4	312.9	312.9

Treasury shares - continued	2020	2019	2018
Nominal value USD ‘000
Balance as of 1 January	3.1	3.1	3.1
Additions	1.8	—	—
Cancellations	—	—	—
Disposals	—	—	—
Balance as of 31 December	4.9	3.1	3.1

Percentage of share capital
Balance as of 1 January	0.4%	0.4%	0.5%
Additions	0.2%	—	—
Cancellations	—	—	—
Disposals	—	—	—
Dilution, due to capital increases	0.1%	0.0%	(0.1)%
Balance as of 31 December	0.7%	0.4%	0.4%